VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—7.5%
U.S. Treasury Bonds
2.875%, 5/15/49	$ 200	$ 171
1.875%, 11/15/51	575	392
4.000%, 11/15/52	1,635	1,735
U.S. Treasury Notes
0.125%, 8/31/23	905	888
2.500%, 4/30/24	260	254
0.250%, 5/31/25	1,445	1,333
0.875%, 6/30/26	1,435	1,309
4.125%, 11/15/32	850	893
Total U.S. Government Securities (Identified Cost $7,434)		6,975

Municipal Bonds—1.1%
Florida—0.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	185	181
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	40	31
New York—0.3%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	260	287
Virginia—0.6%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	595	552
Total Municipal Bonds (Identified Cost $1,135)		1,051

Foreign Government Securities—6.6%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(1)	200	188
Arab Republic of Egypt
144A 7.600%, 3/1/29(1)	200	139
144A 5.875%, 2/16/31(1)	200	120
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	295	32
RegS 7.650%, 4/21/25(2)(3)	825	89
Costa Rica Government 144A 6.550%, 4/3/34(1)	235	236
Dominican Republic 144A 4.875%, 9/23/32(1)	345	293
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	400	367
Export-Import Bank Korea 5.125%, 1/11/33	230	241
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	225	229
Kingdom of Jordan 144A 5.850%, 7/7/30(1)	205	182
	Par Value	Value

Foreign Government Securities—continued
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	$ 200	$ 161
Mongolia Government International Bond 144A 8.650%, 1/19/28(1)	225	220
Republic of Angola 144A 8.250%, 5/9/28(1)	200	178
Republic of Argentina 3.500%, 7/9/41(4)	440	123
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	200	191
Republic of Indonesia
2.850%, 2/14/30	210	189
144A 4.350%, 1/8/27(1)	240	239
Republic of Panama 4.300%, 4/29/53	355	260
Republic of Philippines 3.700%, 3/1/41	400	332
Republic of Poland 4.875%, 10/4/33	165	164
Republic of Serbia 144A 6.500%, 9/26/33(1)	200	198
Republic of South Africa 5.875%, 4/20/32	190	172
Republic of Turkey 7.625%, 4/26/29	265	252
Saudi International Bond
144A 5.500%, 10/25/32(1)	200	213
144A 4.875%, 7/18/33(1)	280	282
144A 4.500%, 10/26/46(1)	305	268
United Mexican States
6.350%, 2/9/35	275	293
4.500%, 1/31/50	340	274
Total Foreign Government Securities (Identified Cost $7,478)		6,125

Mortgage-Backed Securities—14.2%
Agency—0.5%
Federal National Mortgage Association Pool #MA4785 5.000%, 10/1/52	469	467
Non-Agency—13.7%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	435	428
2015-SFR2, C 144A 4.691%, 10/17/52(1)	340	333
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(4)	170	162
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	302	284
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	136	127
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(1)(4)	295	243
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-CLS, A 144A 5.760%, 10/13/27(1)	$ 329	$ 321
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	255	219
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	95	80
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	135	119
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	93	87
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(1)(4)	232	224
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(4)	115	105
CoreVest American Finance Trust 2020-4, A 144A 1.174%, 12/15/52(1)	190	172
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	213	185
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(4)	345	312
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	24	22
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	472	396
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	200	182
2020-SFR2, B 144A 1.567%, 10/19/37(1)	335	302
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)	10	9
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	24	21
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	483	406
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.316%, 8/15/39(1)(4)	276	274
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(4)	27	25
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	30	28
MetLife Securitization Trust
2017-1A, M1 144A 3.439%, 4/25/55(1)(4)	150	134
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)	90	87
MFA Trust 2022-NQM2, A1 144A 4.000%, 5/25/67(1)(4)	130	123
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	100	94
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	207	172
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	165	143
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, AS 4.266%, 11/15/46	125	123
	Par Value	Value

Non-Agency—continued
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	$ 83	$ 78
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	64	60
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	52	48
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	242	221
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	227	214
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	52	49
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(4)	220	188
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	61	55
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	215	205
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	112	106
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 5.895%, 5/25/55(1)(4)	139	137
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(4)	167	136
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	24	23
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	140	133
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(1)(4)	68	64
2021-3, A1 144A 1.867%, 4/25/26(1)(4)	153	146
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	65	59
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	115	101
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	95	82
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	20	20
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(4)	42	40
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(4)	25	24
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	55	44
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	107	105
2016-4, B1 144A 3.931%, 7/25/56(1)(4)	300	277
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	135	127
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	405	363
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	710	623
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	290	259
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-4, A2 144A 3.250%, 10/25/59(1)(4)	$ 215	$ 191
2020-1, M1 144A 3.500%, 1/25/60(1)(4)	110	89
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	230	186
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	200	183
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	235	219
2020-SFR2, D 144A 2.281%, 11/17/39(1)	225	189
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	160	144
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	40	40
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	138	128
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	210	195
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	110	93
2022-5, A1 144A 3.800%, 4/25/67(1)(4)	337	310
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	189	185
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	48	43
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	497	474
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(4)	54	46
		12,644

Total Mortgage-Backed Securities (Identified Cost $14,348)		13,111

Asset-Backed Securities—15.3%
Automobiles—6.7%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(1)	365	349
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	275	271
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	230	216
Arivo Acceptance Auto Loan Receivables Trust 2022-2A, A 144A 6.900%, 1/16/29(1)	223	223
Avid Automobile Receivables Trust
2019-1, D 144A 4.030%, 7/15/26(1)	520	519
2021-1, E 144A 3.390%, 4/17/28(1)	115	104
2023-1, A 144A 6.630%, 7/15/26(1)	225	225
	Par Value	Value

Automobiles—continued
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	$ 285	$ 262
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	86	86
2019-3A, E 144A 4.600%, 7/15/26(1)	265	257
2022-N1, C 144A 3.320%, 12/11/28(1)	270	260
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	286	287
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(1)	325	320
2018-4A, D 144A 4.350%, 9/16/24(1)	56	56
2019-1A, D 144A 4.130%, 12/16/24(1)	62	62
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(1)	285	274
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(1)	285	285
2021-2, C 144A 1.570%, 7/15/27(1)	230	214
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	265	257
2020-3A, D 144A 2.270%, 5/15/26(1)	285	277
2022-2A, D 144A 6.150%, 4/17/28(1)	290	287
2023-1A, B 144A 6.190%, 6/15/27(1)	324	327
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(1)	290	271
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	290	259
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	251	242
		6,190

Consumer Loans—0.8%
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	283	284
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	290	261
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	225	215
		760

Credit Card—1.0%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	290	270
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(1)	285	285
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(1)	360	350
		905

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Other—6.8%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	$ 285	$ 251
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(1)	345	324
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	218	221
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(1)	337	308
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	327	286
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(1)	62	59
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	138	124
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	343	295
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	275	278
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	203	184
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(1)	245	244
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	230	230
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(1)	86	79
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	290	269
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(1)	131	116
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	279	242
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	141	130
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	265	238
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	213	198
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	290	253
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	285	273
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(1)	119	119
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	335	326
Orange Lake Timeshare Trust 2018-A, A 144A 3.100%, 11/8/30(1)	248	242
Pawneee Equipment Receivables Series LLC 2022-1, B 144A 5.400%, 7/17/28(1)	245	242
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	175	153
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)	345	322
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	360	342
		6,348

Total Asset-Backed Securities (Identified Cost $14,898)		14,203

	Par Value	Value

Corporate Bonds and Notes—43.5%
Communication Services—2.3%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 245	$ 156
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	24	23
144A 4.750%, 3/1/30(1)	185	160
CT Trust 144A 5.125%, 2/3/32(1)	200	167
DISH DBS Corp. 7.750%, 7/1/26	120	79
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	205	172
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(1)	155	87
144A 3.625%, 1/15/29(1)	60	33
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(1)	135	111
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	115	75
Nexstar Media, Inc. 144A 4.750%, 11/1/28(1)	125	111
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	175	67
Sprint Capital Corp. 8.750%, 3/15/32	75	91
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(1)	200	199
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	240	197
Telesat Canada 144A 6.500%, 10/15/27(1)	90	28
T-Mobile USA, Inc. 3.875%, 4/15/30	285	267
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	140	114
		2,137

Consumer Discretionary—3.0%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	360	345
Brunswick Corp. 2.400%, 8/18/31	265	201
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	60	60
144A 8.125%, 7/1/27(1)	45	46
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	120	99
Clarios Global LP 144A 8.500%, 5/15/27(1)	100	100
eG Global Finance plc 144A 8.500%, 10/30/25(1)	200	187
Ford Motor Co.
3.250%, 2/12/32	73	57
4.750%, 1/15/43	60	46
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	206
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	130	114
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	195	160
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
MDC Holdings, Inc. 3.966%, 8/6/61	$ 230	$ 138
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	85	71
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	170	160
Nordstrom, Inc. 4.250%, 8/1/31	195	139
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	200	148
PulteGroup, Inc.
7.875%, 6/15/32	180	208
6.375%, 5/15/33	140	146
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	7	7
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	45	45
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	115	97
		2,780

Consumer Staples—1.1%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	100	100
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	265	271
BAT Capital Corp. 7.750%, 10/19/32	340	377
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	90	83
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	245	194
		1,025

Energy—7.3%
Aker BP ASA 144A 2.000%, 7/15/26(1)	235	211
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	240	238
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	115	110
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	165	160
BP Capital Markets plc 4.875% (5)	275	250
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	120	118
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	184	192
CrownRock LP 144A 5.625%, 10/15/25(1)	110	108
Ecopetrol S.A.
4.625%, 11/2/31	295	226
8.875%, 1/13/33	185	187
Enbridge, Inc. 7.625%, 1/15/83	265	258
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	90	87
Energy Transfer LP
4.200%, 4/15/27	210	201
Series H 6.500%(5)	125	110
	Par Value	Value

Energy—continued
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	$ 205	$ 168
Genesis Energy LP 8.875%, 4/15/30	40	40
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	375	385
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	175	161
144A 6.000%, 2/1/31(1)	110	101
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)	200	166
Kinder Morgan, Inc. 7.750%, 1/15/32	305	355
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	125	122
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(6)	120	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	70	67
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	130	122
Occidental Petroleum Corp. 6.125%, 1/1/31	235	244
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(5)	60	—(7)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	110	103
Pertamina Persero PT 144A 2.300%, 2/9/31(1)	245	202
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(8)	650	29
Petroleos Mexicanos
6.500%, 3/13/27	195	176
6.700%, 2/16/32	475	377
7.690%, 1/23/50	215	151
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	220	207
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	295	244
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	235	198
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	200	204
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	115	105
Transocean, Inc.
144A 11.500%, 1/30/27(1)	64	66
144A 8.750%, 2/15/30(1)	95	97
USA Compression Partners LP 6.875%, 4/1/26	105	102
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	15	14
144A 4.125%, 8/15/31(1)	100	88
		6,751

Financials—12.6%
Acrisure LLC 144A 7.000%, 11/15/25(1)	175	164
AerCap Ireland Capital DAC 2.450%, 10/29/26	150	135
Alliant Holdings Intermediate LLC 144A 6.750%, 10/15/27(1)	101	94
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Allstate Corp. (The) Series B 5.750%, 8/15/53	$ 280	$ 273
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	285	226
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(1)	215	195
Banco Mercantil del Norte S.A. 144A 6.625% (1)(5)	255	205
Banco Santander Chile 144A 3.177%, 10/26/31(1)	285	238
Bank of America Corp.
1.734%, 7/22/27	290	260
5.015%, 7/22/33	190	188
2.482%, 9/21/36	295	224
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	230	246
Series G 4.700%(5)	165	156
Barclays plc 7.437%, 11/2/33	230	254
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	275	236
Blackstone Private Credit Fund 2.625%, 12/15/26	155	130
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	245	183
Brighthouse Financial, Inc. 5.625%, 5/15/30	270	261
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	120	101
Brookfield Finance, Inc. 2.724%, 4/15/31	300	252
Charles Schwab Corp. (The) Series H 4.000% (5)	285	224
Citadel LP 144A 4.875%, 1/15/27(1)	235	226
Citigroup, Inc. 3.980%, 3/20/30	495	461
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	125	72
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	360	321
Discover Financial Services 6.700%, 11/29/32	266	274
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	77	77
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	345	305
Fifth Third Bancorp 4.337%, 4/25/33	155	135
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	280	270
1.992%, 1/27/32	115	92
6.450%, 5/1/36	85	91
Huntington Bancshares, Inc. 2.550%, 2/4/30	175	139
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)	200	178
JPMorgan Chase & Co.
2.956%, 5/13/31	485	419
1.953%, 2/4/32	570	459
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	140	111
	Par Value	Value

Financials—continued
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	$ 255	$ 204
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(1)	25	26
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.848%, 4/20/67(4)	311	207
MetLife, Inc. Series G 3.850% (5)	195	172
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	195	166
Morgan Stanley
3.950%, 4/23/27	345	334
6.342%, 10/18/33	90	98
5.948%, 1/19/38	152	151
Navient Corp. 6.750%, 6/25/25	130	126
OWL Rock Core Income Corp. 4.700%, 2/8/27	159	144
Prudential Financial, Inc.
5.625%, 6/15/43	300	295
5.125%, 3/1/52	73	64
6.000%, 9/1/52	44	41
6.750%, 3/1/53	185	180
State Street Corp. 4.821%, 1/26/34	366	364
Synchrony Financial
4.875%, 6/13/25	45	42
3.700%, 8/4/26	59	51
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	345	285
Toronto-Dominion Bank (The) 8.125%, 10/31/82	235	238
Wells Fargo & Co. Series BB 3.900% (5)	410	362
Zions Bancorp NA 3.250%, 10/29/29	350	245
		11,670

Health Care—3.1%
1375209 BC Ltd. 144A 9.000%, 1/30/28(1)	43	43
Akumin, Inc. 144A 7.000%, 11/1/25(1)	135	106
Amgen, Inc.
5.250%, 3/2/33	127	131
5.650%, 3/2/53	52	54
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	20	13
144A 11.000%, 9/30/28(1)	77	57
144A 14.000%, 10/15/30(1)	14	8
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	233	211
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	195	174
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	20	12
144A 6.125%, 4/1/30(1)	135	81
144A 4.750%, 2/15/31(1)	125	92
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	260	230
Endo Dac 144A 6.000%, 7/15/23(1)(8)	100	4
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
GE HealthCare Technologies, Inc. 144A 5.857%, 3/15/30(1)	$ 240	$ 251
HCA, Inc. 5.625%, 9/1/28	90	91
Illumina, Inc. 2.550%, 3/23/31(9)	245	203
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	50	8
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	55	52
Medline Borrower LP 144A 5.250%, 10/1/29(1)	105	91
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(10)	85	63
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	20	20
144A 10.000%, 4/15/27(1)	66	67
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	150	90
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	165	148
Universal Health Services, Inc. 2.650%, 1/15/32	420	328
Viatris, Inc. 2.700%, 6/22/30	285	232
		2,860

Industrials—3.7%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	221	215
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	355	317
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	188	176
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	125	103
Boeing Co. (The)
5.150%, 5/1/30	175	176
3.750%, 2/1/50	85	64
5.930%, 5/1/60	69	69
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	5	5
144A 9.500%, 1/1/31(1)	105	111
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	345	289
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 7/30/27	192	177
Deluxe Corp. 144A 8.000%, 6/1/29(1)	65	48
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	170	146
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	285	244
Icahn Enterprises LP
6.250%, 5/15/26	75	74
5.250%, 5/15/27	25	24
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	80	74
OT Merger Corp. 144A 7.875%, 10/15/29(1)	65	38
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	375	375
	Par Value	Value

Industrials—continued
Ritchie Bros Holdings, Inc. 144A 7.750%, 3/15/31(1)	$ 115	$ 121
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	120	112
Sempra Global 144A 3.250%, 1/15/32(1)	297	248
SRS Distribution, Inc. 144A 6.125%, 7/1/29(1)	120	101
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	130	109
		3,416

Information Technology—3.8%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)	60	60
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)	125	114
144A 4.000%, 7/1/29(1)	140	126
Broadcom, Inc.
4.150%, 11/15/30	266	247
144A 2.450%, 2/15/31(1)	220	180
CDW LLC 3.569%, 12/1/31	239	205
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	30	26
144A 6.500%, 10/15/28(1)	40	33
Dell International LLC 8.100%, 7/15/36	258	301
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	243	230
HP, Inc. 5.500%, 1/15/33	250	248
Kyndryl Holdings, Inc. 3.150%, 10/15/31	200	153
Leidos, Inc. 2.300%, 2/15/31	505	410
Micron Technology, Inc. 6.750%, 11/1/29	180	191
Motorola Solutions, Inc.
4.600%, 2/23/28	165	163
4.600%, 5/23/29	120	117
Oracle Corp. 6.150%, 11/9/29	230	245
TD SYNNEX Corp. 2.375%, 8/9/28	355	294
Viasat, Inc. 144A 5.625%, 9/15/25(1)	180	171
		3,514

Materials—2.3%
ArcelorMittal S.A. 6.800%, 11/29/32	280	294
Avient Corp. 144A 7.125%, 8/1/30(1)	30	31
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	330	308
Celanese U.S. Holdings LLC 5.900%, 7/5/24	90	90
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	180	183
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(1)	235	189
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Materials—continued
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	$ 175	$ 156
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	35	35
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	175	167
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	125	113
Teck Resources Ltd. 6.125%, 10/1/35	260	269
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	125	124
144A 6.625%, 11/1/25(1)	140	129
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	45	38
		2,126

Real Estate—1.9%
EPR Properties
4.750%, 12/15/26	130	113
3.600%, 11/15/31	150	112
GLP Capital LP
5.250%, 6/1/25	110	107
5.750%, 6/1/28	64	62
3.250%, 1/15/32	24	20
Kite Realty Group Trust 4.750%, 9/15/30	295	267
MPT Operating Partnership LP 4.625%, 8/1/29	50	37
Office Properties Income Trust 4.500%, 2/1/25	385	332
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	200	158
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	300	225
Service Properties Trust 4.950%, 2/15/27	125	106
VICI Properties LP
4.950%, 2/15/30	65	61
5.125%, 5/15/32	125	118
144A 4.625%, 6/15/25(1)	25	24
144A 5.750%, 2/1/27(1)	85	83
		1,825

Utilities—2.4%
CMS Energy Corp. 4.750%, 6/1/50	445	384
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	200	223
Ferrellgas LP
144A 5.375%, 4/1/26(1)	45	42
144A 5.875%, 4/1/29(1)	45	39
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	360	371
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	306	317
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(1)	390	372
Southern Co. (The) Series 21-A 3.750%, 9/15/51	307	258
	Par Value	Value

Utilities—continued
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)(9)	$ 155	$ 131
Vistra Corp. 144A 8.000% (1)(5)	90	84
		2,221

Total Corporate Bonds and Notes (Identified Cost $45,151)		40,325

Leveraged Loans—9.7%
Aerospace—0.6%
Amentum Government Services Holdings LLC (3-6 month Term SOFR + 4.000%) 8.764% - 9.033%, 2/15/29(4)	64	63
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.407%, 6/7/28(4)	102	101
Kestrel Bidco, Inc. (3 month LIBOR + 3.000%) 0.000%, 12/11/26(4)(11)	95	91
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.213%, 6/21/27(4)	102	106
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.148%, 8/24/28(4)	232	231
		592

Chemicals—0.3%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.657%, 11/8/27(4)	266	265
Consumer Non-Durables—0.3%
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.750%) 10.791%, 12/8/28(4)	108	104
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 8.840%, 6/30/24(4)	77	75
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 9.159%, 8/12/24(4)	102	87
		266

Energy—0.6%
Hamilton Projects Acquiror LLC Tranche B (3 month LIBOR + 4.500%) 9.659%, 6/17/27(4)	101	100
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 8.910%, 10/18/28(4)	78	77
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.063%, 10/5/28(4)	137	135
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 0.000%, 7/16/21(6)(8)	1	—
Traverse Midstream Partners LLC 2023, Tranche B (3 month Term SOFR + 3.850%) 8.726%, 2/16/28(4)	253	247
		559

Financials—0.3%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 8.090%, 7/31/27(4)	97	90
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.890%, 6/15/25(4)	$ 84	$ 82
Castlelake Aviation One Designated Activity Co. 2023 (1 month Term SOFR + 2.750%) 7.783%, 10/22/27(4)	100	98
		270

Food / Tobacco—0.8%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.109%, 5/16/29(4)	90	87
Froneri U.S., Inc. Tranche B-2 (3 month LIBOR + 2.250%) 7.409%, 1/29/27(4)	140	138
H-Food Holdings LLC (1 month LIBOR + 3.688%) 8.528%, 5/23/25(4)	135	115
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.248%, 1/24/29(4)	150	131
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.011%, 7/12/29(4)	75	74
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 8.340%, 9/23/27(4)	98	96
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 8.659%, 3/31/28(4)	68	61
		702

Forest Prod / Containers—0.2%
Anchor Glass Container Corp. 2017 (3-5 month LIBOR + 2.750%) 7.562% - 7.960%, 12/7/23(4)	—	—(7)
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 8.776%, 8/14/26(4)	75	74
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 8.090%, 1/31/25(4)	78	73
TricorBraun, Inc. (1 month LIBOR + 3.250%) 8.090%, 3/3/28(4)	84	82
		229

Gaming / Leisure—0.5%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.157%, 2/6/30(4)	55	55
Carnival Corp. Tranche B (1 month LIBOR + 3.000%) 7.840%, 6/30/25(4)	39	38
ECL Entertainment LLC Tranche B (1 month Term SOFR + 7.500%) 12.422%, 5/1/28(4)	94	93
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 9.159%, 4/26/28(4)	79	76
Playa Resorts Holding B.V. (1 month Term SOFR + 4.250%) 8.993%, 1/5/29(4)	104	104
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.947%, 11/1/26(4)	35	34
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.570%, 4/29/26(4)	107	106
		506

	Par Value	Value

Health Care—1.2%
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 8.090%, 9/29/28(4)	$ 104	$ 103
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.998%, 10/1/27(4)	102	97
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 9.409%, 8/19/28(4)	66	65
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 8.575%, 11/16/25(4)	95	90
Medline Borrower LP (1 month LIBOR + 3.250%) 8.090%, 10/23/28(4)	140	136
Packaging Coordinators Midco, Inc. Tranche B, First Lien (1 month LIBOR + 3.500%) 8.659%, 11/30/27(4)	117	115
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 7.590%, 2/14/25(4)	—	—(7)
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 8.090%, 3/5/26(4)	184	179
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 8.090%, 11/15/28(4)	49	49
Sotera Health Holdings LLC (6 month Term SOFR + 3.750%) 8.816%, 12/11/26(4)	40	39
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 8.909%, 10/1/26(4)	59	58
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.410%, 11/20/26(4)	58	45
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 8.590%, 7/2/25(4)	119	111
		1,087

Housing—0.1%
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 7.840%, 3/19/29(4)	124	122
SRS Distribution, Inc. 2022 (1 month Term SOFR + 3.350%) 8.157%, 6/2/28(4)	15	14
		136

Information Technology—1.5%
Applied Systems, Inc. Second Lien (3 month Term SOFR + 6.750%) 11.648%, 9/17/27(4)	129	128
CDK Global, Inc. (3 month Term SOFR + 4.250%) 9.148%, 7/6/29(4)	45	45
ConnectWise LLC (1 month LIBOR + 3.500%) 8.340%, 9/29/28(4)	54	52
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 8.090%, 7/30/27(4)	105	104
Finastra USA, Inc. First Lien (3 month LIBOR + 3.500%) 8.325%, 6/13/24(4)	95	88
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 8.840%, 12/1/27(4)	103	101
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 8.340%, 7/1/24(4)	135	133
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Indicor LLC (3 month Term SOFR + 4.500%) 9.398%, 11/22/29(4)	$ 65	$ 64
Infinite Bidco LLC First Lien (3 month LIBOR + 3.250%) 8.409%, 3/2/28(4)	83	79
Open Text Corp. (1 month Term SOFR + 3.600%) 8.407%, 1/31/30(4)	115	114
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 8.090%, 3/10/28(4)	127	122
Proofpoint, Inc. (1 month LIBOR + 3.250%) 8.090%, 8/31/28(4)	54	53
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 7.840%, 4/24/28(4)	103	100
Sophia LP Tranche B (3 month LIBOR + 3.500%) 8.659%, 10/7/27(4)	102	101
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 10.032%, 5/3/27(4)	5	5
2021-2, First Lien (3 month LIBOR + 3.250%) 8.032%, 5/4/26(4)	103	101
		1,390

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 8.306%, 10/8/27(4)	85	84
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 9.909%, 6/23/28(4)	93	89
Second Lien (3 month LIBOR + 8.250%) 13.409%, 6/25/29(4)	45	40
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 8.593%, 3/15/30(4)	90	90
Filtration Group Corp. (1 month LIBOR + 3.000%) 7.840%, 3/31/25(4)	103	103
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.609%, 2/23/29(4)	35	34
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 9.090%, 3/17/27(4)	96	93
		533

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.840%, 8/2/27(4)	94	90
Media / Telecom - Diversified Media—0.4%
Cinemark USA, Inc. (1-3 month LIBOR + 1.750%) 6.580% - 6.910%, 3/31/25(4)	118	115
Creative Artists Agency LLC 2023 (1 month Term SOFR + 3.500%) 8.307%, 11/27/28(4)	20	20
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 9.385%, 7/28/28(4)	91	85
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.735%, 4/11/29(4)	75	67
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 7.600%, 5/18/25(4)	69	69
		356

	Par Value	Value

Retail—0.3%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.125%, 11/8/27(4)	$ 83	$ 81
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 8.590%, 3/6/28(4)	83	82
PetsMart LLC (1 month Term SOFR + 3.850%) 8.657%, 2/11/28(4)	83	83
Rising Tide Holdings, Inc. First Lien (3 month LIBOR + 4.750%) 9.703%, 6/1/28(4)	59	35
		281

Service—1.4%
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 8.556%, 7/27/28(4)	79	77
Ascend Learning LLC (3 month LIBOR + 3.500%) 0.000%, 12/11/28(4)(11)	95	87
Carlisle Foodservice Products, Inc. First Lien (3 month LIBOR + 3.000%) 7.953%, 3/20/25(4)	177	159
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 8.095%, 2/6/26(4)	102	101
DXP Enterprises, Inc. (3 month Term SOFR + 5.350%) 9.955%, 12/23/27(4)	98	95
Garda World Security Corp. Tranche B-2 (1 month Term SOFR + 4.350%) 9.109%, 10/30/26(4)	40	40
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 9.350%, 1/29/26(4)	44	44
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.048%, 11/23/28(4)	74	73
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 8.590%, 2/1/28(4)	161	158
PODS LLC (1 month Term SOFR + 3.114%) 7.922%, 3/31/28(4)	82	80
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 8.557%, 2/24/28(4)	156	154
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.157%, 2/10/29(4)	103	101
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 8.600%, 12/21/27(4)	101	101
		1,270

Transportation - Automotive—0.3%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 8.447%, 12/13/29(4)	114	114
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 8.575%, 10/28/27(4)	79	74
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.656% - 7.870%, 2/28/30(4)	60	59
		247

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Utilities—0.2%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.590%, 8/1/25(4)	$ 102	$ 101
Generation Bridge II LLC
Tranche B (1 month Term SOFR + 5.000%) 9.922%, 2/23/29(4)	43	43
Tranche C (1 month Term SOFR + 5.000%) 9.922%, 2/23/29(4)	5	5
Lightstone HoldCo LLC
Tranche B (1 month Term SOFR + 5.750%) 10.557%, 1/29/27(4)	—	—(7)
Tranche C (1 month Term SOFR + 5.750%) 10.557%, 1/29/27(4)	—	—(7)
		149

Total Leveraged Loans (Identified Cost $9,092)		8,928

	Shares
Preferred Stocks—0.9%
Financials—0.7%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(12)	220
JPMorgan Chase & Co. Series HH, 4.600%	103(12)	96
MetLife, Inc. Series D, 5.875%	173(12)	161
Truist Financial Corp. Series Q, 5.100%	225(12)	197
		674

Industrials—0.2%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.196%(4)	182(12)	182
Total Preferred Stocks (Identified Cost $912)		856

Common Stocks—0.1%
Consumer Discretionary—0.1%
NMG Parent LLC(6)(13)	271	37
Total Common Stocks (Identified Cost $15)		37

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(6)(13)	7,753	9
Total Rights (Identified Cost $7)		9

Total Long-Term Investments—98.9% (Identified Cost $100,470)		91,620

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(14)(15)	316,728	317
Total Securities Lending Collateral (Identified Cost $317)		317

Value

TOTAL INVESTMENTS—99.2% (Identified Cost $100,787)	$91,937
Other assets and liabilities, net—0.8%	711
NET ASSETS—100.0%	$92,648

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $48,542 or 52.4% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	All or a portion of security is on loan.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	This loan will settle after March 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Country Weightings†
United States	82%
Canada	3
Mexico	2
Netherlands	1
Indonesia	1
Saudi Arabia	1
Luxembourg	1
Other	9
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Series’ investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$14,203	$—	$14,203	$—
Corporate Bonds and Notes	40,325	—	40,324	1
Foreign Government Securities	6,125	—	6,125	—
Leveraged Loans	8,928	—	8,928	—(1)
Mortgage-Backed Securities	13,111	—	13,111	—
Municipal Bonds	1,051	—	1,051	—
U.S. Government Securities	6,975	—	6,975	—
Equity Securities:
Preferred Stocks	856	—	856	—
Rights	9	—	—	9
Common Stocks	37	—	—	37
Securities Lending Collateral	317	317	—	—
Total Investments	$91,937	$317	$91,573	$47

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $156 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Rights	Foreign Government Securities
Investments in Securities
Balance as of December 31, 2022:	$ 155	$ 2	$ 26(a)	$ 39(a)	$ 9	$ 79
Accrued discount/(premium)	—(b)	—(b)	—(b)	—	—	—
Net realized gain (loss)	—(b)	—	—(b)	—(b)	—	—
Net change in unrealized appreciation (depreciation)(c)	47	(1)	8	(2)	—(b)	42
Purchases	1	—	1	—	—	—
Sales(d)	—(b)	—	—	—	—	—
Transfers from Level 3(e)	(156)	—(b)	(35)	—	—	(121)
Balance as of March 31, 2023	$ 47	$ 1	$ —(a)	$ 37	$ 9	$ —
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023, was $47.
(d) Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of March 31, 2023, for any investment security where a change in the pricing level occured from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. TheSeries’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Seriescalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.